Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Lease Costs, Lease Term and Discount Rate	The components of lease costs, lease term and discount rate are as follows:
Six Months Ended
June 30, 2023
(unaudited)
Operating lease cost:
Vehicles	91
Facilities rent	107
198
Remaining Lease Term
Vehicles	0.58 -2.34 years
Facilities rent	2.27-11.1 years

Weighted Average Discount Rate
Vehicles	2.02%
Facilities rent	5.27%

Schedule of Maturities of Operating Lease Liabilities	The following is a schedule, by years, of maturities of operating lease liabilities as of June 30, 2023:
June 30, 2023
(unaudited)
Period:
The remainder of 2023	178
2024	206
2025	140
2026	97
2027	63
2028-2034	467
Total operating lease payments	1,151
Less: imputed interest	242
Present value of lease liabilities	909